GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of total revenues attributed to geographic areas
	Year ended December 31,
	2022	2021	2020

North America (mainly U.S.)	$561,959	$423,571	$272,220
Europe	69,019	48,109	49,222
Other	9,278	6,818	6,621

	$640,256	$478,498	$328,063

Schedule of property and equipment attributed to geographic areas
	December 31,
	2022	2021

Israel	$6,176	$8,049
U.S.	7,427	7,524
Europe	138	216

	$13,741	$15,789